Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Loss per share
8.	Loss per share
The Company calculates basic and diluted loss per share as follows:

	For the six-month periods ended June 30,
	2021	2022
Numerator
Net (loss)/income	(1,228,724)	304,101
Less: Cumulative dividends on Series A Preferred Shares	—	(870,492)

Net loss attributable to common shareholders, basic and diluted	(1,228,724)	(566,391)

Denominator

Weighted average number of shares outstanding, basic and diluted	4,775,272	65,391,339

Loss per share, basic and diluted	(0.26)	(0.01)

For the
six-month
period ended June 30, 2022, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares of unexercised warrants (Note 7), calculated with the treasury stock method. There were no dilutive shares for the six-month
period ended June 30, 2021. The reported loss per common share calculations for the six-month
period ended June 30, 2021 give retroactive effect to the issuance of the common shares in connection with the
Spin-Off
(Note 1) as of January 1, 2021.